SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) (Parenthetical) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reserve Quantities [Line Items]
Sustaining capital expenditures incurred		$ 2,711	$ 3,658
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9		16,540
Platosa Mine C G U [Member]
Reserve Quantities [Line Items]
Estimated recoverable amount		7,264
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9		$ 14,293
Future commodity price assumption rate		10.00%
Commodity price for change in recoverable amount and impairment		$ 2,133
Residual value for change in recoverable amount and impairment		292
Miguel Auza CGU [Member]
Reserve Quantities [Line Items]
Estimated recoverable amount		1,338
Platosa Mine And Miguel Auza [Member]
Reserve Quantities [Line Items]
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9		15,403
Miguel Auza [Member]
Reserve Quantities [Line Items]
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	$ 752	$ 1,110